Cover	Jun. 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2022
Entity File Number	000-23970
Entity Registrant Name	FALCONSTOR SOFTWARE, INC.
Entity Central Index Key	0000922521
Entity Tax Identification Number	77-0216135
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	701 Brazos Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	631
Local Phone Number	777-5188
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false